Exhibit 99.1

99.1 Table of assets subject to a demand to repurchase or replace for breach of a representation or warranty

NAME OF ISSUING ENTITY	CHECK IF REGISTERED	NAME OF ORIGINATOR[a]	TOTAL ASSETS IN ABS BY ORIGINATOR			ASSETS THAT WERE SUBJECT OF DEMAND			ASSETS THAT WERE REPURCHASED OR REPLACED
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)
KeyCorp Student Loan Trust 2006-A
CIK #0001380476		Fleet National Bank[b]	3	$26,715.31	0.0063%	0	$0.00	0%	0	$0.00	0.0000%
		Access Group, Inc.	4	$135,677.37	0.0319%	0	$0.00	0%	0	$0.00	0.0000%
		KeyBank USA, National Association[c] & Others Third Party Originators[d]	57,042	$425,618,172.51	99.9619%	0	$0.00	0%	1	$5,184.83	0.0012%

Total			57,049	$425,780,565.19	100.0000%	0	$0.00	0%	1	$5,184.83	0.0012%

KeyCorp Student Loan Trust 2000-A		Fleet National Bank[b]	1,587	$6,960,116.21	13.7307%	0	$0.00	0%	0	$0.00	0.0000%
CIK #0001116562		Access Group, Inc.	3	$53,577.99	0.1057%	0	$0.00	0%	0	$0.00	0.0000%
		KeyBank USA, National Association[c] & Others Third Party Originators[d]	4,434	$43,676,366.80	86.1636%	0	$0.00	0%	1	582.66	0.0011%

Total			6,024	$50,690,061.00	100%	0	$0.00	0%	1	$582.66	0%

Total			63,073	$476,470,626.19	100%	0	$0.00	0%	2	$5,767.49	0.0024%

NAME OF ISSUING ENTITY	CHECK IF REGISTERED	NAME OF ORIGINATOR[a]	ASSETS PENDING REPURCHASE OR REPLACEMENT (WITHIN CURE PERIOD)			DEMAND IN DISPUTE			DEMAND WITHDRAWN			DEMAND REJECTED
(a)	(b)	(c)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
KeyCorp Student Loan Trust 2006-A
CIK #0001380476		Fleet National Bank[b]	0	$0.00	0.0000%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%
		Access Group, Inc.	0	$0.00	0.0000%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%
		KeyBank USA, National Association[c] & Others Third Party Originators[d]	0	$0.00	0.0000%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%

Total			0	$0.00	0.0000%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%

KeyCorp Student Loan Trust 2000-A		Fleet National Bank[b]	0	$0.00	0.0000%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%
CIK #0001116562		Access Group, Inc.	0	$0.00	0.0000%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%
		KeyBank USA, National Association[c] & Others Third Party Originators[d]	0	$0.00	0.0000%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%

Total			0	$0.00	0.0000%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%

Total			0	$0.00	0.0000%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%

*Explanation for “Name of Originator” (Column (c))

[a]	The entities identified as “Originator” are entities that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense, as explained in footnote “d” below.

[b]	Bank of America, National Association is the successor-in-interest to Fleet National Bank.

[c]	KeyBank National Association (“KBNA”) is the successor-in-interest to Key Bank USA, National Association.

[d]	KBNA exited the student loan origination business in October 2008 with respect to private student loans and in December 2009 with respect to federal student loans. KBNA’s origination systems were subsequently shut down and the data is no longer available. In addition, prior to 2008 KBNA did not store student loan originator data outside the loan origination systems. As a result, there is currently no originator data available to report for Other Third Party Originators, excluding Fleet National Bank and Access Group, Inc. Retroactively collecting that data with respect to the remaining outstanding student loans would involve unreasonable effort and expense. As a result, all Other Third Party Originator data has been consolidated with the data related to originations by Key Bank USA, National Association. No third party has verified in the information contained in this Form ABS-15G.